Accounts Receivable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts Receivable

Note 6. Accounts Receivable

	2017		2016
Trade receivables	Ps.	13,131	Ps.	11,769
The Coca-Cola Company (related party) (Note 13)		2,054		1,857
Loans to employees		96		145
FEMSA and subsidiaries (related parties) (Note 13)		402		549
Other related parties (Note 13)		317		368
Shareholders Vonpar (Note 13)		1,219		—
Other		825		768
Allowance for doubtful accounts on trade receivables		(468)		(451)

	Ps.	17,576	Ps.	15,005

Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company primarily arising from the latter’s participation in advertising and promotional programs and investment in refrigeration equipment and returnable bottles made by Coca-Cola FEMSA.

During 2017, the Company took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 such benefit has been offset against the corresponding indemnifiable assets.

6.1 Trade receivables

Trade receivable representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for doubtful accounts.

The carrying value of accounts receivable approximates its fair value as of December 31, 2017 and 2016.

Aging for trade receivables past due but not impaired	2017		2016
60-90 days	Ps.	89	Ps.	142
90-120 days		40		5
120 + days		5		25

Total	Ps.	134	Ps.	172

6.2 Changes in the allowance for doubtful accounts

	2017		2016		2015
Balance at beginning of the year	Ps.	451	Ps.	283	Ps.	367
Allowance for the year		40		6		52
Charges and write-offs of uncollectible accounts		(62)		(3)		(62)
Added in business combinations		86		94		—
Effects of changes in foreign exchange rates		(45)		71		(74)
Effect Venezuela (Note 3.3)		(2)		—		—

Balance at end of the year	Ps.	468	Ps.	451	Ps.	283

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and dispersed.

Aging of impaired trade receivables	2017		2016
60-90 days	Ps.	5	Ps.	6
90-120 days		14		13
120+ days		451		432
Effect of Venezuela (Note 3.3)		(2)		—

Total	Ps.	468	Ps.	451

6.3 Payments from The Coca-Cola Company:

The Coca-Cola Company participates in certain advertising and promotional programs as well as in the Company’s refrigeration equipment and returnable bottles investment program. Contributions received by the Company for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2017, 2016 and 2015 contributions due were Ps. 4,023, Ps. 4,518 and Ps. 3,749, respectively.